Equity - Additional information (Details) € / shares in Units, € in Millions, shares in Millions					2 Months Ended	6 Months Ended			12 Months Ended
	May 02, 2025 EUR (€)	Mar. 04, 2025 EUR (€) € / shares shares	Mar. 03, 2025 EUR (€)	Oct. 31, 2024 EUR (€)	Jun. 30, 2025 EUR (€) € / shares shares	Jun. 30, 2025 EUR (€) programme	Apr. 30, 2025 € / shares shares	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€) programme
Disclosure of equity [Line Items]
Share of associates, joint venture and other reserves					€ 915	€ 915			€ 940
Number of share buyback programmes, initiated during the period | programme						2			1
Purchased under Share buyback programme						€ 1,982			€ 3,774
Dividends recognised as distributions to owners						2,345		€ 2,750
Share repurchase program one
Disclosure of equity [Line Items]
Share buyback programme authorized				€ 2,000
Share buyback programme (in shares) | shares							126.0
Shares repurchased, effective price per share (in EUR per share) | € / shares							€ 15.89
Share repurchase program two
Disclosure of equity [Line Items]
Share buyback programme authorized			€ 70
Share buyback programme (in shares) | shares		3.7
Shares repurchased, average price per share (in EUR per share) | € / shares		€ 17.44
Purchased under Share buyback programme		€ 64
Share repurchase program three
Disclosure of equity [Line Items]
Share buyback programme authorized	€ 2,000
Share buyback programme (in shares) | shares					40.0
Shares repurchased, effective price per share (in EUR per share) | € / shares					€ 18.35
Share of associates, joint ventures and other reserves
Disclosure of equity [Line Items]
Changes in transfer to or (from) retained earnings						(342)
Retained earnings
Disclosure of equity [Line Items]
Dividends recognised as distributions to owners						2,152		€ 2,497	4,124
Software and other intangible assets
Disclosure of equity [Line Items]
Legal reserve					€ 854	854			768
Stichting Regio Bank and Stichting Vakbondsspaarbank SPN
Disclosure of equity [Line Items]
Statutory reserve					€ 495	495			897
Reserve of gain (loss) at FVOCI
Disclosure of equity [Line Items]
Increase (decrease) in equity						22			664
Reserve of unrealized gain (loss) at FVOCI
Disclosure of equity [Line Items]
Increase (decrease) in equity						33			664
Reserve of unrealized gain (loss) at FVOCI | Bank of Beijing
Disclosure of equity [Line Items]
Increase (decrease) in equity						(3)			652
Reserve of cash flow hedges
Disclosure of equity [Line Items]
Increase (decrease) in equity						494
Unrealised revaluations and exchange rate differences
Disclosure of equity [Line Items]
Increase (decrease) in equity						(813)
Currency translation reserve | United States of America, Dollars
Disclosure of equity [Line Items]
Increase (decrease) in equity						(661)
Currency translation reserve | Turkey, New Lira
Disclosure of equity [Line Items]
Increase (decrease) in equity						(42)
Currency translation reserve | Turkey, New Lira | IAS 29
Disclosure of equity [Line Items]
Increase (decrease) in equity						72
Currency translation reserve | United Kingdom, Pounds
Disclosure of equity [Line Items]
Increase (decrease) in equity						(41)
Currency translation reserve | Poland, Zlotych
Disclosure of equity [Line Items]
Increase (decrease) in equity						24
Currency translation reserve | Australia, Dollars
Disclosure of equity [Line Items]
Increase (decrease) in equity						(88)
Currency translation reserve | Russia, Rubles
Disclosure of equity [Line Items]
Increase (decrease) in equity						93
Currency translation reserve | Thailand, Baht
Disclosure of equity [Line Items]
Increase (decrease) in equity						(33)
Currency translation reserve | Other Currency
Disclosure of equity [Line Items]
Increase (decrease) in equity						(64)
Statutory reserve
Disclosure of equity [Line Items]
Increase (decrease) in equity						€ (402)			€ (830)